Income Tax Reconciliation (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%